Amount Due From a Director	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Amount Due From a Director

8. AMOUNT DUE FROM A DIRECTOR

On March 2, 2020, the Company agreed to sell the 17.86% ownership interest in Unreserved Sdn Bhd at December 31, 2019 carrying value of $730,637 to Mr. How Kok Choong, the CEO and director of the Company. On March 19, 2020, Mr. How made a payment of 10% of the amount due from him arising from the sale of the non-marketable securities. As of March 31, 2020, balance due from Mr. How was $656,495.

In May 2020, the entire outstanding balance was settled as part of the consideration in a merger transaction in which the Company had acquired the CEO’s ownership interest of Agape Superior Living Sdn. Bhd.